Note 15 - Business Segment Information - Segment Reporting Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 81,180	$ 70,383
Income (loss) before income taxes	(886)	1,736
Interest expense	(1,464)	(1,158)
Gain on debt extinguishment	0	1,964
Other income, net	231	369
Income (loss) before income taxes	(886)	1,736
Depreciation and amortization expense	3,483	3,112
Total interest expense	1,464	1,158
Capital expenditures	6,561	4,799
Total Assets	89,750	78,037
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	49,763	42,710
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	31,417	27,673
Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	81,260	70,430
Income (loss) before income taxes	4,524	6,280
Income (loss) before income taxes	4,524	6,280
Total Assets	164,183	148,930
Operating Segments [Member] | Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	49,763	42,710
Income (loss) before income taxes	4,373	3,505
Interest expense	(1)	(3)
Gain on debt extinguishment	0	0
Income (loss) before income taxes	4,373	3,505
Depreciation and amortization expense	118	104
Total interest expense	1	3
Capital expenditures	94	165
Total Assets	35,198	34,203
Operating Segments [Member] | Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	31,497	27,720
Income (loss) before income taxes	151	2,775
Interest expense	(27)	(38)
Gain on debt extinguishment	0	1,462
Income (loss) before income taxes	151	2,775
Depreciation and amortization expense	3,169	2,838
Total interest expense	27	38
Capital expenditures	6,333	4,058
Total Assets	63,355	59,700
Intersegment Eliminations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	(80)	(47)
Total Assets	(74,433)	(70,893)
Intersegment Eliminations [Member] | Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	0	0
Intersegment Eliminations [Member] | Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	80	47
Corporate, Non-Segment [Member]
Interest expense	(1,436)	(1,117)
Gain on debt extinguishment	0	502
Other income, net	13	15
General corporate expenses	(3,987)	(3,944)
Depreciation and amortization expense	196	170
Total interest expense	1,436	1,117
Capital expenditures	134	576
Total Assets	$ 65,630	$ 55,027